UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2009

Item 1: Report to Shareholders

Retirement 2030 Fund	November 30, 2009

The views and opinions in this report were current as of November 30, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

The global economic downturn appeared to be winding down during the six-month period ended November 30, 2009, and investors turned their attention to the long, slow process of recovery. U.S. stocks continued to rally from their March lows but were outperformed by non-U.S. equities where emerging markets led the way. Bond markets were generally positive, with particular strength among credit-sensitive sectors such as high yield bonds, investment-grade corporate bonds, and emerging market debt.

The Retirement Funds recorded excellent gains and nearly all outperformed their respective benchmarks by a substantial margin. However, we must remind shareholders that such extraordinary performance cannot be sustained indefinitely. As the past two years have shown, stock and bond markets can be extremely volatile, particularly over shorter time periods. However, these funds are long-term investment options, designed to maximize the opportunity for investment success over a range of market scenarios that can occur over decades of asset accumulation and distribution. Relying on our disciplined, fundamental approach to identify attractive long-term investment opportunities for our shareholders, we are encouraged by recent market strength and continue to position the funds for a sustainable economic recovery.

MARKET ENVIRONMENT

The longest and deepest U.S. recession since the Great Depression appears to be coming to an end. After shrinking at an annualized rate of more than 5% in the fourth quarter of 2008 and the first quarter of 2009, the economy contracted by only 0.7% in the second quarter of 2009 and grew 2.8% in the third. Job losses have slowed in recent months, although unemployment remains high and consumer spending restrained.

Your Retirement Funds at Work

The T. Rowe Price Retirement Funds offer a professionally managed, age-appropriate balance of stocks, bonds, and short-term investments, shifting their investment mix automatically over time to maintain this balance up to and through retirement.

Less Market Risk
100%
80
60
40
20
Age 65
30+
25
20
15
10
5
0
5
10
15
20
25
30+
Years to Age 65
Years Past Age 65
Stocks
Bonds
Short-term fixed income

As shown in the accompanying chart, the stock allocation of each fund (other than the Retirement Income Fund) is reduced as the target retirement date draws near and continues to reallocate after the date. For example, longer-dated funds like the Retirement 2055 Fund are currently at their highest neutral equity allocation of 90%. In contrast, the shorter-dated Retirement 2005 Fund has already reached its target date, but continues its gradual equity reduction. Each fund reaches its most conservative planned allocation 30 years after its stated retirement year. At this point, the allocation to stocks remains fixed at 20% of assets, with the remainder in bonds and short-term investments. For those who prefer a more traditional asset allocation strategy, the Retirement Income Fund maintains a relatively consistent investment mix of approximately 60% bonds and 40% stocks.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by T. Rowe Price's Asset Allocation Committee. Periodically, the committee may make modest tactical changes by adding to or subtracting from the neutral allocation for an asset class or sector. These "target" allocations are based on our assessment of market conditions and reflect our 12- to 18-month outlook for the domestic and global economies, various asset classes, and market sectors.

We believe that this approach offers several important benefits:

- ***Professional allocation*** among stock, bond, and short-term investments seeks an age appropriate balance of stability and growth potential.
- ***Broad diversification*** across a range of underlying mutual funds is intended to help reduce the impact of negative performance from one stock or sector.
- ***Regular rebalancing*** of the investment mix can help keep the long-term investment strategy on track.
- ***Limited fees*** since the expenses of each Retirement Fund are limited to those of the underlying funds with no additional management fee.

Stocks
U.S. stocks produced strong gains in the six months ended November 30, 2009, extending a remarkable rally that began in early March. Most major U.S. stock indexes surged roughly 60% to 70% from their March lows, although they remain 25% to 30% below their 2007 highs. Large-cap shares generally outperformed their smaller peers. Growth stocks narrowly outpaced value among large-cap shares, but trailed in the small- and mid-cap universe.

As measured by the S&P 500, all sectors in the large-cap universe generated positive returns in the last six months. Information technology shares were among the top performers due to attractive valuations, aggressive cost-cutting, and unexpectedly resilient revenues. Consumer discretionary and industrials and business services stocks also did well, as investors anticipated them to benefit from an eventual economic recovery, while materials stocks climbed with commodity prices. Utilities and telecommunication services, which are often perceived as safe havens in an economic downturn, lagged but still provided modest gains.

Non-U.S. developed market stocks performed in line with U.S. shares in the last six months. European shares fared well, but Japanese stocks trailed significantly. Emerging markets outperformed developed markets, led by Latin America. A weak dollar tended to enhance returns for U.S. investors.

Bonds
Domestic bond returns were broadly positive, as credit market conditions continued to improve and Federal Reserve officials stated that they intend to keep short-term interest rates very low “for an extended period.” High yield bonds fared best, recording some of the strongest six-month returns in the history of the asset class. Investment-grade corporate bonds also performed very well. Asset-backed securities, which are backed by credit card, auto loan, or other debt payments, generated less robust gains. Intermediate- and long-term U.S. Treasury yields declined somewhat despite signs of economic improvement and heavy new issuance by the Treasury Department. Municipal bonds and agency mortgage-backed securities lagged with relatively mild gains, while money market yields hovered near 0%.

Non-U.S. bond returns were solidly positive. Emerging market debt did well as global economic stabilization boosted capital flows and enhanced liquidity. Corporate debt outpaced government debt, and the new issue market for both segments showed renewed vigor. High-quality bonds issued in developed countries trailed slightly, but returns were enhanced by the dollar’s weakness versus other currencies.

PERFORMANCE AND STRATEGY REVIEW

All of the Retirement Funds outpaced their respective combined index portfolios for the six-month period ended November 30, 2009. This relative outperformance resulted from positive security selection in the underlying mutual funds, as well as strong performance by allocations to certain bond sectors that are not represented in the benchmark.

Stocks
Our equity allocation has performed very well over the last six months, providing strong absolute performance across both domestic and international stocks, as well as all capitalizations and styles. Our U.S. equities modestly outperformed the Russell 3000 Index over the period as all styles and capitalizations had strong six-month returns. Large-cap value stocks were good contributors, while small-cap value shares weighed on performance versus the benchmark. International equities significantly outperformed, with both developed and emerging markets providing strong relative results versus their respective benchmarks.

We continue to overweight our equity exposure relative to fixed income but have reduced this exposure modestly as the recent rally has made stock valuations less attractive. We remain slightly underweight to small- versus large-cap stocks as recent outperformance by small-caps coupled with ongoing earnings weakness among large-caps contributed to a premium valuation for smaller shares. We remain neutral in growth versus value stocks after repositioning the portfolios in the second quarter of 2009. The value segment could benefit as earnings rebound from depressed levels, although growth stocks with consistently good earnings have fared better during the recent downturn. We moved to a modest overweight in non-U.S. equities in June of this year based on the attractive valuations of foreign stocks. We believe that the positive long-term growth prospects of emerging markets, in particular, should offset any short-term volatility that we may experience.

Bonds
The fixed income portion of the portfolios also provided strong absolute and relative returns. Security selection powered the strong relative performance of the investment-grade allocation versus the Barclays Capital U.S. Aggregate Index. Allocations to high yield bonds, non-U.S. dollar-denominated bonds, and emerging market bonds all significantly aided relative and absolute performance. The fixed income portion of the portfolios is benchmarked versus the Barclays index, which does not have any exposure to these sectors. All three areas outperformed the index by a wide margin, although an underweight to high yield bonds relative to investment grade in the early part of the period hampered returns as the high yield sector significantly outperformed investment grade.

Begun in 2008, the gradual addition of emerging market bonds and non-U.S. dollar-denominated bonds to our fixed income portfolio has resulted in a lower overall allocation to high yield bonds. Although we were underweight in high yield bonds relative to investment-grade bonds through most of the reporting period, we have moved to an overweight position based on a gradually improving economy and lower default expectations. While our emphasis on higher-quality debt in the high yield sector can weigh on returns when the markets are favoring riskier assets, we believe that it is in the best long-term interests of our shareholders to manage risk carefully in this often volatile area. While we are optimistic about emerging market bonds, we are neutrally positioned relative to investment-grade bonds as yields are still wide relative to recent history. The International Monetary Fund has provided valuable support to many developing economies, greatly reducing the default risk for many government issues. In the current uncertain environment, fundamental credit research remains a critical element of the security selection process.

Benchmark Composition
In order to benchmark the performance of the Retirement Funds most effectively, we have designed a combined index portfolio specifically for each fund (shown in the Performance Comparison tables on the following pages). As broad-weighted benchmarks, the weights of various asset classes in the combined index portfolios are intended to match the predetermined neutral weights given each fund’s location on the glide path. As a result, they provide a relative performance comparison for each of the Retirement Funds. The domestic equity portion of each fund is compared with the Russell 3000 Index, which measures the performance of 3,000 U.S. companies across all market capitalizations; the MSCI All Country World ex-U.S.A. Index represents non-U.S. equities, including emerging markets; fixed income is measured against the Barclays Capital U.S. Aggregate Index; and short-term investments are measured by the Citigroup 90-Day U.S. Treasury Bill Index. Tactical changes to the target allocations between equities and fixed income are not incorporated into the combined index benchmarks.

The Performance Comparison tables also show the average returns for each fund’s respective Lipper target-date categories, providing a tool to measure the performance of your fund against funds with similar objectives. Although we display the Dow Jones target-date indexes in our Growth of $10,000 tables following this letter, we believe these indexes do not provide as good a comparison as our combined index portfolios because their asset class or sector weightings do not accurately match those of our funds.

RETIREMENT INCOME FUND

Shares of the Retirement Income Fund rose strongly over the six-month period ended November 30, 2009, posting a 12.87% return. The fund outpaced its combined index portfolio but lagged the Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

The fund’s solid performance over the last six months resulted largely from positive security selection within the underlying funds, as well as strong performance by out-of-benchmark allocations within fixed income. The Short-Term Income Fund was among the top contributors to relative returns as the fund significantly outperformed the Citigroup 90-Day Treasury Bill Index for the period. In addition, the New Income Fund and International Stock Fund both provided solid performance contributions, outpacing their respective benchmarks. Allocations to high yield bonds, non-U.S. dollar-denominated bonds, and emerging market bonds also provided a significant performance boost as all three sectors outperformed the investment-grade corporate benchmark, the Barclays Capital U.S. Aggregate Index. A tactical overweight to equities versus fixed income aided relative performance as stocks outperformed bonds, while an underweight to high yield bonds versus investment-grade bonds detracted from relative returns as high yield bonds outperformed.

Our High Yield Fund posted solid gains but underperformed its benchmark in a period when the markets were favoring riskier assets. We believe that our focus on higher-quality debt in the high yield universe helps us manage risk better in this often volatile sector. (Please see the Performance and Strategy Review section for more information.)

As of November 30, 2009, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 26. At the end of the period, the target allocations were 58.50% for bond and short-term fixed income funds (versus 57.50% on May 31) and 41.50% for stock funds (versus 42.50% on May 31). The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2005 FUND

Shares of the Retirement 2005 Fund rose sharply over the six-month period ended November 30, 2009, posting a 14.62% return. The fund outpaced both its combined index portfolio return and the Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

The fund’s solid performance over the last six months resulted largely from positive security selection within the underlying funds, as well as strong performance by out-of-benchmark allocations within fixed income. The Short-Term Income Fund was among the top contributors to relative returns as the fund significantly outperformed the Citigroup 90-Day Treasury Bill Index for the period. In addition, the New Income Fund and International Stock Fund both provided solid performance contributions, outpacing their respective benchmarks. Allocations to high yield bonds, non-U.S. dollar-denominated bonds, and emerging market bonds also provided a significant performance boost as all three sectors outperformed the investment-grade corporate benchmark, the Barclays Capital U.S. Aggregate Index. A tactical overweight to equities versus fixed income aided relative performance as stocks outperformed bonds, while an underweight to high yield bonds versus investment-grade bonds detracted from relative returns as high yield bonds outperformed. Our High Yield Fund posted solid gains but underperformed its benchmark in a period when the markets were favoring riskier assets. We believe that our focus on higher-quality debt in the high yield universe helps us manage risk better in this often volatile sector. (Please see the Performance and Strategy Review section for more information.)

As of November 30, 2009, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 26. At the end of the period, the target allocations were 51.50% for bond and short-term fixed income funds (versus 49.50% on May 31) and 48.50% for stock funds (versus 50.50% on May 31).

The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2010 FUND

Shares of the Retirement 2010 Fund rose sharply over the six-month period ended November 30, 2009, posting a 16.24% return. The fund outpaced both its combined index portfolio and the Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

The fund’s solid performance over the last six months resulted largely from positive security selection within the underlying funds, as well as strong performance by out-of-benchmark allocations within fixed income. The New Income Fund was among the top contributors to relative performance as the fund outperformed the Barclays Capital U.S. Aggregate Index. The Short-Term Income Fund significantly outpaced its benchmark, the Citigroup 90-Day Treasury Bill Index, and also boosted relative performance. In addition, the International Stock Fund and Value Fund both provided solid performance contributions. Allocations to high yield bonds, non-U.S. dollar-denominated bonds, and emerging market bonds also provided a significant performance boost as all three sectors outperformed the investment-grade corporate benchmark, the Barclays Capital U.S. Aggregate Index. A tactical overweight to equities versus fixed income aided relative performance as stocks outperformed bonds, while an underweight to high yield bonds versus investment-grade bonds detracted from relative returns as high yield bonds outperformed. Our High Yield Fund posted solid gains but underperformed its benchmark in a period when the markets were favoring riskier assets. We believe that our focus on higher-quality debt in the high yield universe helps us manage risk better in this often volatile sector. (Please see the Performance and Strategy Review section for more information.)

As of November 30, 2009, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 27. At the end of the period, the target allocations were 42.00% for bond and short-term fixed income funds (versus 40.00% on May 31) and 58.00% for stock funds (versus 60.00% on May 31). The actual allocations reflect the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2015 FUND

Shares of the Retirement 2015 Fund rose sharply over the six-month period ended November 30, 2009, posting a 17.65% return. The fund outpaced both its combined index portfolio and the Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

The fund’s solid performance over the last six months resulted largely from positive security selection within the underlying funds, as well as strong performance by out-of-benchmark allocations within fixed income. The New Income Fund was among the top contributors to relative performance as the fund outperformed the Barclays Capital U.S. Aggregate Index. The Short-Term Income Fund significantly outpaced its benchmark, the Citigroup 90-Day Treasury Bill Index, and also boosted relative performance. In addition, the International Stock Fund and Value Fund both provided solid performance contributions. Allocations to high yield bonds, non-U.S. dollar-denominated bonds, and emerging market bonds also provided a significant performance boost as all three sectors outperformed the investment-grade corporate benchmark, the Barclays Capital U.S. Aggregate Index. A tactical overweight to equities versus fixed income aided relative performance as stocks outperformed bonds, while an underweight to high yield bonds versus investment-grade bonds detracted from relative returns as high yield bonds outperformed. Our High Yield Fund posted solid gains but underperformed its benchmark in a period when the markets were favoring riskier assets. We believe that our focus on higher-quality debt in the high yield universe helps us manage risk better in this often volatile sector. (Please see the Performance and Strategy Review section for more information.)

As of November 30, 2009, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 27. At the end of the period, the target allocations were 33.00% for bond and short-term mutual funds (versus 31.50% on May 31) and 67.00% for stock funds (versus 68.50% on May 31). The actual allocations may differ from the target allocations due to the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2020 FUND

Shares of the Retirement 2020 Fund rose sharply over the six-month period ended November 30, 2009, posting an 18.94% return. The fund significantly outpaced both its combined index portfolio and the Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

The fund’s solid performance over the last six months resulted largely from positive security selection within the underlying funds, as well as strong performance by out-of-benchmark allocations within fixed income. The Value Fund was among the top contributors to relative performance as the fund outperformed its benchmark, the Russell 1000 Value Index, while the International Stock Fund, New Income Fund, and New Horizons Fund all provided solid performance contributions versus their respective benchmarks. Allocations to high yield bonds, non-U.S. dollar-denominated bonds, and emerging market bonds also provided a significant performance boost as all three sectors outperformed the investment-grade corporate benchmark, the Barclays Capital U.S. Aggregate Index. A tactical overweight to equities versus fixed income aided relative performance as stocks outperformed bonds, while an underweight to high yield bonds versus investment-grade bonds detracted from relative returns as high yield bonds outperformed. Our High Yield Fund posted solid gains but underperformed its benchmark in a period when the markets were favoring riskier assets. We believe that our focus on higher-quality debt in the high yield universe helps us manage risk better in this often volatile sector. (Please see the Performance and Strategy Review section for more information.)

As of November 30, 2009, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 28. At the end of the period, the target allocations were 25.00% for bond and short-term mutual funds (versus 23.50% on May 31) and 75.00% for stock funds (versus 76.50% on May 31). The actual allocations may differ from the target allocations due to the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2025 FUND

Shares of the Retirement 2025 Fund rose sharply over the six-month period ended November 30, 2009, posting a 19.91% return. The fund significantly outpaced both its combined index portfolio and the Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

The fund’s solid performance over the last six months resulted largely from positive security selection within the underlying funds, as well as strong performance by out-of-benchmark allocations within fixed income. The Value Fund was among the top contributors to relative performance as the fund outperformed its benchmark, the Russell 1000 Value Index, while the International Stock Fund, New Income Fund, and New Horizons Fund all provided solid performance contributions versus their respective benchmarks. Allocations to high yield bonds, non-U.S. dollar-denominated bonds, and emerging market bonds also provided a significant performance boost as all three sectors outperformed the investment-grade corporate benchmark, the Barclays Capital U.S. Aggregate Index. A tactical overweight to equities versus fixed income aided relative performance as stocks outperformed bonds, while an underweight to high yield bonds versus investment-grade bonds detracted from relative returns as high yield bonds outperformed. Our High Yield Fund posted solid gains but underperformed its benchmark in a period when the markets were favoring riskier assets. We believe that our focus on higher-quality debt in the high yield universe helps us manage risk better in this often volatile sector. (Please see the Performance and Strategy Review section for more information.)

As of November 30, 2009, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 28. At the end of the period, the target allocations were 18.50% for bond and short-term mutual funds (versus 16.50% on May 31) and 81.50% for stock funds (versus 83.50% on May 31). The actual allocations may differ from the target allocations due to the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2030 FUND

Shares of the Retirement 2030 Fund rose sharply over the six-month period ended November 30, 2009, posting a 20.67% return. The fund significantly outpaced both its combined index portfolio and the Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

The fund’s solid performance over the last six months resulted largely from positive security selection within the underlying funds, as well as strong performance by out-of-benchmark allocations within fixed income. The Value Fund was among the top contributors to relative performance as the fund outperformed the Russell 1000 Value Index, while the International Stock Fund, New Horizons Fund, and Emerging Markets Stock Fund all provided solid performance contributions versus their respective benchmarks. Allocations to high yield bonds, non-U.S. dollar-denominated bonds, and emerging market bonds also provided a significant performance boost as all three sectors outperformed the investment-grade corporate benchmark, the Barclays Capital U.S. Aggregate Index.

A tactical overweight to equities versus fixed income aided relative performance as stocks outperformed bonds, while an underweight to high yield bonds versus investment-grade bonds detracted from relative returns as high yield bonds outperformed. Our High Yield Fund posted solid gains but underperformed its benchmark in a period when the markets were favoring riskier assets. We believe that our focus on higher-quality debt in the high yield universe helps us manage risk better in this often volatile sector. (Please see the Performance and Strategy Review section for more information.)

As of November 30, 2009, the fund’s assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on page 29. At the end of the period, the target allocations were 13.00% for bond mutual funds (versus 11.50% on May 31) and 87.00% for stock funds (versus 88.50% on May 31). The actual allocations may differ from the target allocations due to the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

RETIREMENT 2035 FUND
RETIREMENT 2040 FUND
RETIREMENT 2045 FUND
RETIREMENT 2050 FUND
RETIREMENT 2055 FUND

Each fund has a different Dow Jones target benchmark (shown in the Growth of $10,000 graphs after this letter) except for the 2050 and 2055 funds, which share a Dow Jones target benchmark. The funds share the same combined index portfolio. Each fund is managed as a separate portfolio. The total returns of each fund will vary because of asset flows, differing allocations to underlying funds, and other factors.

• Retirement 2035 Fund: Shares of the Retirement 2035 Fund rose sharply over the six-month period ended November 30, 2009, posting a 20.94% return. The fund significantly outpaced both its combined index portfolio and the Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

• Retirement 2040 Fund: Shares of the Retirement 2040 Fund rose sharply over the six-month period ended November 30, 2009, posting a 21.00% return. The fund significantly outpaced both its combined index portfolio and the Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

• Retirement 2045 Fund: Shares of the Retirement 2045 Fund rose sharply over the six-month period ended November 30, 2009, posting a 21.01% return. The fund significantly outpaced both its combined index portfolio and the Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

• Retirement 2050 Fund: Shares of the Retirement 2050 Fund rose sharply over the six-month period ended November 30, 2009, posting a 21.01% return. The fund significantly outpaced both its combined index portfolio and the Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

• Retirement 2055 Fund: Shares of the Retirement 2055 Fund rose sharply over the six-month period ended November 30, 2009, posting a 21.11% return. The fund significantly outpaced both its combined index portfolio and the Lipper average return for similarly managed mutual funds. Returns for the fund’s Advisor and R Class shares differed slightly for the reporting period, reflecting different fee structures for these share classes.

The funds’ solid performance resulted largely from positive security selection within the underlying funds, as well as strong performance by out-of-benchmark allocations within fixed income. The Value Fund was among the top contributors to relative performance as the fund outperformed the Russell 1000 Value Index, while the International Stock Fund, New Horizons Fund, and Emerging Markets Stock Fund all provided solid performance contributions versus their respective benchmarks. Allocations to high yield bonds, non-U.S. dollar-denominated bonds, and emerging market bonds also provided a significant performance boost as all three sectors outperformed the investment-grade corporate benchmark, the Barclays Capital U.S. Aggregate Index. A higher allocation to emerging market stocks also helped performance as emerging economies recovered earlier and have resumed higher growth rates than their developed market peers. A tactical overweight to equities versus fixed income aided relative performance as stocks outperformed bonds, while an underweight to high yield bonds versus investment-grade bonds detracted from relative returns as high yield bonds outperformed. Our High Yield Fund posted solid gains but underperformed its benchmark in a period when the markets were favoring riskier assets. We believe that our focus on higher-quality debt in the high yield universe helps us manage risk better in this often volatile sector. (Please see the Performance and Strategy Review section for more information.)

As of November 30, 2009, the funds’ assets were invested in T. Rowe Price mutual funds according to the target and actual allocations shown on pages 29-31. At the end of the reporting period, the funds’ target allocations were 8.50% for bonds (versus 7.50% on May 31) and 91.50% for stocks (versus 92.50% on May 31). The actual allocations may differ from the target allocations due to the time horizon, market conditions, trading environment, and other factors affecting fund management as it moves toward the target allocation.

OUTLOOK

Although companies are beginning to benefit from extensive cost-cutting, they cannot cut their way to prosperity and a resumption of growth will be necessary to further boost U.S. stock markets. European shares have rallied since 2008, but longer-term prospects remain subdued. Japanese markets continue to be anemic, although scattered opportunities exist.

Among U.S. bonds, the market for Treasuries, agencies, and mortgage-backed securities will be challenged to absorb the increased supply resulting from new issuance, reduced government purchases, and eventual Federal Reserve efforts to unwind its balance sheet. Policymakers will have to chart a careful course when the time comes to withdraw liquidity from the system. The potential for dollar weakness provides opportunities in global markets, particularly in Asia.

Long-term fundamentals in emerging markets are positive as the global economy grows, domestic wealth increases, and capital markets mature, although the timing and scope of recovery will vary from country to country.

While we are pleased with the performance of the Retirement Funds over the past six months, we realize that the road ahead remains challenging. We believe that the U.S. and global economies have started on a path to recovery, although it is likely to be gradual and uneven, with more swings in store for economies and markets. In this uncertain environment, security selection is likely to play a leading role.

Our active management approach takes advantage of T. Rowe Price’s disciplined investment process, global research platform, and seasoned professional judgment. Our stock and bond investment professionals work together to evaluate and identify the best investment opportunities, building a broadly diversified portfolio. Although there is no guarantee that an actively managed portfolio will outperform, we believe that our approach will add value for Retirement Fund shareholders over the long term.

Respectfully submitted,

Edmund M. Notzon III
President and chairman of the funds’ Investment Advisory Committee

Jerome A. Clark
Vice president and portfolio manager

December 22, 2009

RISKS OF INVESTING

The Retirement Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The principal value of the Retirement Funds is not guaranteed at any time, including at or after the target date, which is the approximate date when investors turn age 65. The funds maintain a substantial allocation to equities both prior to and after the target date, which can result in greater volatility.

GLOSSARY

Barclays Capital U.S. Aggregate Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities. Formerly known as the Lehman Brothers U.S. Aggregate Index.

Citigroup 90-Day U.S. Treasury Bill Index: An index designed to track short-term government securities.

Combined Index Portfolios: Blended index portfolios created as custom benchmarks for each of the Retirement Funds. The Combined Index Portfolios are composed of the following indexes:

• Retirement Income Fund—An unmanaged portfolio composed of 32.00% Russell 3000 Index, 30.00% Barclays Capital U.S. Aggregate Index, 30.00% Citigroup 90-Day U.S. Treasury Bill Index, and 8.00% MSCI All Country World ex-U.S.A. Index.

• Retirement 2005 Fund—An unmanaged portfolio composed of 37.75% Russell 3000 Index, 38.50% Barclays Capital U.S. Aggregate Index, 14.50% Citigroup 90-Day U.S. Treasury Bill Index, and 9.25% MSCI All Country World ex-U.S.A. Index.

• Retirement 2010 Fund—An unmanaged portfolio composed of 45.25% Russell 3000 Index, 34.50% Barclays Capital U.S. Aggregate Index, 9.00% Citigroup 90-Day U.S. Treasury Bill Index, and 11.25% MSCI All Country World ex-U.S.A. Index.

• Retirement 2015 Fund—An unmanaged portfolio composed of 52.50% Russell 3000 Index, 29.00% Barclays Capital U.S. Aggregate Index, 5.50% Citigroup 90-Day U.S. Treasury Bill Index, and 13.00% MSCI All Country World ex-U.S.A. Index.

• Retirement 2020 Fund—An unmanaged portfolio composed of 59.00% Russell 3000 Index, 24.00% Barclays Capital U.S. Aggregate Index, 2.50% Citigroup 90-Day U.S. Treasury Bill Index, and 14.50% MSCI All Country World ex-U.S.A. Index.

• Retirement 2025 Fund—An unmanaged portfolio composed of 64.00% Russell 3000 Index, 19.50% Barclays Capital U.S. Aggregate Index, 0.50% Citigroup 90-Day U.S. Treasury Bill Index, and 16.00% MSCI All Country World ex-U.S.A. Index.

• Retirement 2030 Fund—An unmanaged portfolio composed of 68.50% Russell 3000 Index, 14.50% Barclays Capital U.S. Aggregate Index, and 17.00% MSCI All Country World ex-U.S.A. Index.

• Retirement 2035, 2040, 2045, 2050, and 2055 Funds—An unmanaged portfolio composed of 72.00% Russell 3000 Index, 10.00% Barclays Capital U.S. Aggregate Index, and 18.00% MSCI All Country World ex-U.S.A. Index.

Credit Suisse High Yield Index: An index designed to track the U.S. dollar-denominated high yield bond market.

Dow Jones Moderately Conservative Portfolio Index: An index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones Aggressive Portfolio Index, an all-stock index.

Dow Jones target-date portfolio indexes: A series of unmanaged indexes composed of different allocations of stocks, bonds, and short-term investments that reflect reductions in potential risk over time. Each index in the series allocates among U.S. stock, bond, and cash subindexes on a monthly basis to measure predefined relative risk levels.

Lipper averages: Consist of all mutual funds in a particular category as tracked by Lipper Inc.

MSCI All Country World ex-U.S.A. Index: An index that tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE). An unmanaged index representing developed and emerging equity markets around the world excluding those in the United States.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

Russell 3000 Index: An index that tracks the performance of the 3,000 largest U.S. companies, representing approximately 98% of the investable U.S. equity market.

S&P 500 Index: An index that tracks the stocks of 500 primarily large U.S. companies.

Yield curve: A graph depicting the relationship between yields and maturity dates for a set of similar securities. These curves are continually changing. One of the key activities in managing any fixed income portfolio is to study trends reflected by comparative yield curves.

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/09

Retirement Income Fund

Sector	Target Allocation	Actual Allocation	Fund
Short-Term Income	30.00%	29.9%	Short-Term Income
Domestic Bonds	19.87	19.9	New Income
High Yield Bonds	3.36	3.2	High Yield
International Bonds	2.85	2.8	Emerging Markets Bond
	2.42	2.4	International Bond
Large-Cap Stocks	26.15	26.5	Equity Index 500
Mid-Cap Stocks	1.97	1.9	Mid-Cap Growth
	1.97	1.9	Mid-Cap Value
Small-Cap Stocks	0.90	0.9	New Horizons
	0.90	0.9	Small-Cap Stock
	0.90	0.9	Small-Cap Value
International Stocks	1.57	1.6	Emerging Markets Stock
	2.16	2.2	International Growth & Income
	2.61	2.6	International Stock
	2.37	2.4	Overseas Stock

Retirement 2005 Fund

Sector	Target Allocation	Actual Allocation	Fund
Short-Term Income	14.50%	14.7%	Short-Term Income
Domestic Bonds	25.78	26.2	New Income
High Yield Bonds	4.38	4.3	High Yield
International Bonds	3.70	3.6	Emerging Markets Bond
	3.14	3.1	International Bond
Large-Cap Stocks	30.56	30.5	Equity Index 500
	0.00	0.0	Growth Stock
	0.00	0.0	Value
Mid-Cap Stocks	2.30	2.2	Mid-Cap Growth
	2.30	2.1	Mid-Cap Value
Small-Cap Stocks	1.05	1.1	New Horizons
	1.05	1.1	Small-Cap Stock
	1.05	1.0	Small-Cap Value
International Stocks	1.84	1.8	Emerging Markets Stock
	2.52	2.5	International Growth & Income
	3.04	3.1	International Stock
	2.79	2.7	Overseas Stock

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/09

Retirement 2010 Fund

Sector	Target Allocation	Actual Allocation	Fund
Short-Term Income	9.00%	8.9%	Short-Term Income
Domestic Bonds	23.00	23.1	New Income
High Yield Bonds	3.90	3.8	High Yield
International Bonds	3.30	3.2	Emerging Markets Bond
	2.80	2.8	International Bond
Large-Cap Stocks	28.04	28.3	Equity Index 500
	4.25	4.4	Growth Stock
	4.25	4.3	Value
Mid-Cap Stocks	2.75	2.7	Mid-Cap Growth
	2.75	2.7	Mid-Cap Value
Small-Cap Stocks	1.26	1.3	New Horizons
	1.26	1.3	Small-Cap Stock
	1.26	1.2	Small-Cap Value
International Stocks	2.19	2.2	Emerging Markets Stock
	3.02	2.9	International Growth & Income
	3.64	3.6	International Stock
	3.33	3.3	Overseas Stock

Retirement 2015 Fund

Sector	Target Allocation	Actual Allocation	Fund
Short-Term Income	5.50%	5.8%	Short-Term Income
Domestic Bonds	18.79	19.4	New Income
High Yield Bonds	3.62	3.5	High Yield
International Bonds	2.75	2.7	Emerging Markets Bond
	2.34	2.3	International Bond
Large-Cap Stocks	23.72	23.7	Equity Index 500
	9.25	9.4	Growth Stock
	9.25	9.2	Value
Mid-Cap Stocks	3.18	3.1	Mid-Cap Growth
	3.18	3.1	Mid-Cap Value
Small-Cap Stocks	1.45	1.4	New Horizons
	1.46	1.4	Small-Cap Stock
	1.45	1.4	Small-Cap Value
International Stocks	2.53	2.5	Emerging Markets Stock
	3.48	3.3	International Growth & Income
	4.20	4.1	International Stock
	3.85	3.7	Overseas Stock

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/09

Retirement 2020 Fund

Sector	Target Allocation	Actual Allocation	Fund
Short-Term Income	2.50%	2.8%	Short-Term Income
Domestic Bonds	15.29	15.2	New Income
High Yield Bonds	3.05	3.0	High Yield
International Bonds	2.25	2.3	Emerging Markets Bond
	1.91	2.0	International Bond
Large-Cap Stocks	19.57	19.6	Equity Index 500
	13.84	14.0	Growth Stock
	13.84	13.8	Value
Mid-Cap Stocks	3.56	3.5	Mid-Cap Growth
	3.56	3.5	Mid-Cap Value
Small-Cap Stocks	1.63	1.6	New Horizons
	1.63	1.6	Small-Cap Stock
	1.63	1.5	Small-Cap Value
International Stocks	2.83	2.9	Emerging Markets Stock
	3.90	3.8	International Growth & Income
	4.71	4.7	International Stock
	4.30	4.2	Overseas Stock

Retirement 2025 Fund

Sector	Target Allocation	Actual Allocation	Fund
Short-Term Income	0.50%	0.9%	Short-Term Income
Domestic Bonds	12.19	12.4	New Income
High Yield Bonds	2.48	2.4	High Yield
International Bonds	1.80	1.8	Emerging Markets Bond
	1.53	1.6	International Bond
Large-Cap Stocks	16.56	16.5	Equity Index 500
	17.39	17.4	Growth Stock
	17.39	17.4	Value
Mid-Cap Stocks	3.86	3.8	Mid-Cap Growth
	3.86	3.8	Mid-Cap Value
Small-Cap Stocks	1.77	1.7	New Horizons
	1.78	1.7	Small-Cap Stock
	1.77	1.7	Small-Cap Value
International Stocks	3.08	3.1	Emerging Markets Stock
	4.24	4.1	International Growth & Income
	5.12	5.1	International Stock
	4.68	4.6	Overseas Stock

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/09

Retirement 2030 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	8.75%	8.8%	New Income
High Yield Bonds	1.85	1.9	High Yield
International Bonds	1.30	1.3	Emerging Markets Bond
	1.10	1.1	International Bond
Large-Cap Stocks	13.60	13.7	Equity Index 500
	20.61	20.8	Growth Stock
	20.61	20.7	Value
Mid-Cap Stocks	4.12	4.0	Mid-Cap Growth
	4.12	4.1	Mid-Cap Value
Small-Cap Stocks	1.89	1.9	New Horizons
	1.89	1.8	Small-Cap Stock
	1.89	1.8	Small-Cap Value
International Stocks	3.29	3.3	Emerging Markets Stock
	4.53	4.4	International Growth & Income
	5.46	5.4	International Stock
	4.99	5.0	Overseas Stock

Retirement 2035 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	5.77%	6.4%	New Income
High Yield Bonds	1.16	1.2	High Yield
International Bonds	0.85	0.9	Emerging Markets Bond
	0.72	0.7	International Bond
Large-Cap Stocks	11.73	11.7	Equity Index 500
	22.96	22.9	Growth Stock
	22.96	23.0	Value
Mid-Cap Stocks	4.34	4.2	Mid-Cap Growth
	4.34	4.2	Mid-Cap Value
Small-Cap Stocks	1.99	1.9	New Horizons
	1.98	1.9	Small-Cap Stock
	1.99	1.9	Small-Cap Value
International Stocks	3.46	3.5	Emerging Markets Stock
	4.76	4.7	International Growth & Income
	5.74	5.7	International Stock
	5.25	5.2	Overseas Stock

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/09

Retirement 2040 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	5.77%	6.1%	New Income
High Yield Bonds	1.16	1.1	High Yield
International Bonds	0.85	0.9	Emerging Markets Bond
	0.72	0.7	International Bond
Large-Cap Stocks	11.73	11.8	Equity Index 500
	22.96	23.1	Growth Stock
	22.96	23.0	Value
Mid-Cap Stocks	4.34	4.2	Mid-Cap Growth
	4.34	4.3	Mid-Cap Value
Small-Cap Stocks	1.99	2.0	New Horizons
	1.98	1.9	Small-Cap Stock
	1.99	1.8	Small-Cap Value
International Stocks	3.46	3.5	Emerging Markets Stock
	4.76	4.7	International Growth & Income
	5.74	5.7	International Stock
	5.25	5.2	Overseas Stock

Retirement 2045 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	5.77%	6.4%	New Income
High Yield Bonds	1.16	1.1	High Yield
International Bonds	0.85	0.9	Emerging Markets Bond
	0.72	0.7	International Bond
Large-Cap Stocks	11.73	11.7	Equity Index 500
	22.96	22.9	Growth Stock
	22.96	23.0	Value
Mid-Cap Stocks	4.34	4.2	Mid-Cap Growth
	4.34	4.3	Mid-Cap Value
Small-Cap Stocks	1.99	2.0	New Horizons
	1.98	1.9	Small-Cap Stock
	1.99	1.9	Small-Cap Value
International Stocks	3.46	3.4	Emerging Markets Stock
	4.76	4.7	International Growth & Income
	5.74	5.7	International Stock
	5.25	5.2	Overseas Stock

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/09

Retirement 2050 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	5.77%	6.5%	New Income
High Yield Bonds	1.16	1.1	High Yield
International Bonds	0.85	0.9	Emerging Markets Bond
	0.72	0.8	International Bond
Large-Cap Stocks	11.73	11.7	Equity Index 500
	22.96	22.9	Growth Stock
	22.96	22.9	Value
Mid-Cap Stocks	4.34	4.2	Mid-Cap Growth
	4.34	4.2	Mid-Cap Value
Small-Cap Stocks	1.99	1.9	New Horizons
	1.98	1.9	Small-Cap Stock
	1.99	1.9	Small-Cap Value
International Stocks	3.46	3.5	Emerging Markets Stock
	4.76	4.7	International Growth & Income
	5.74	5.7	International Stock
	5.25	5.2	Overseas Stock

Retirement 2055 Fund

Sector	Target Allocation	Actual Allocation	Fund
Domestic Bonds	5.77%	6.0%	New Income
High Yield Bonds	1.16	1.1	High Yield
International Bonds	0.85	0.9	Emerging Markets Bond
	0.72	0.8	International Bond
Large-Cap Stocks	11.73	12.0	Equity Index 500
	22.96	23.0	Growth Stock
	22.96	22.8	Value
Mid-Cap Stocks	4.34	4.2	Mid-Cap Growth
	4.34	4.3	Mid-Cap Value
Small-Cap Stocks	1.99	2.0	New Horizons
	1.98	1.9	Small-Cap Stock
	1.99	1.9	Small-Cap Value
International Stocks	3.46	3.5	Emerging Markets Stock
	4.76	4.7	International Growth & Income
	5.74	5.7	International Stock
	5.25	5.2	Overseas Stock

Actual allocations may not total 100% due to rounding.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Expense Ratio

Retirement Income Fund	0.58%
Retirement Income Fund–Advisor Class	0.83
Retirement Income Fund–R Class	1.08
Retirement 2005 Fund	0.60
Retirement 2005 Fund–Advisor Class	0.85
Retirement 2005 Fund–R Class	1.10
Retirement 2010 Fund	0.64
Retirement 2010 Fund–Advisor Class	0.89
Retirement 2010 Fund–R Class	1.14
Retirement 2015 Fund	0.69
Retirement 2015 Fund–Advisor Class	0.94
Retirement 2015 Fund–R Class	1.19
Retirement 2020 Fund	0.73
Retirement 2020 Fund–Advisor Class	0.98
Retirement 2020 Fund–R Class	1.23
Retirement 2025 Fund	0.76
Retirement 2025 Fund–Advisor Class	1.01
Retirement 2025 Fund–R Class	1.26
Retirement 2030 Fund	0.78
Retirement 2030 Fund–Advisor Class	1.03
Retirement 2030 Fund–R Class	1.28
Retirement 2035 Fund	0.79
Retirement 2035 Fund–Advisor Class	1.04
Retirement 2035 Fund–R Class	1.29
Retirement 2040 Fund	0.79
Retirement 2040 Fund–Advisor Class	1.04
Retirement 2040 Fund–R Class	1.29
Retirement 2045 Fund	0.79
Retirement 2045 Fund–Advisor Class	1.04
Retirement 2045 Fund–R Class	1.29
Retirement 2050 Fund	0.79
Retirement 2050 Fund–Advisor Class	1.04
Retirement 2050 Fund–R Class	1.29
Retirement 2055 Fund	0.79
Retirement 2055 Fund–Advisor Class	1.04
Retirement 2055 Fund–R Class	1.29

The expense ratios shown are as of the funds' fiscal year ended 5/31/09. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, do not include fee or expense waivers.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee; Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee; and R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2009. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 11/30/09	Value 5/31/09
T. Rowe Price Emerging Market Bond Fund	$ 63,821	$ 73	$ 2,000	$ 91,586	$ 23,033
T. Rowe Price Emerging Markets Stock Fund	25,503	24,305	-	230,100	169,184
T. Rowe Price Equity Index 500 Fund	119,022	7,510	7,674	947,568	689,150
T. Rowe Price Growth Stock Fund	111,868	37,131	-	1,440,734	1,112,078
T. Rowe Price High Yield Fund	8,135	97,203	6,504	127,709	178,673
T. Rowe Price International Bond Fund	53,977	70	675	78,893	19,719
T. Rowe Price International Growth & Income Fund	22,757	17,870	-	309,010	244,003
T. Rowe Price International Stock Fund	29,433	61,400	-	377,025	312,014
T. Rowe Price Mid-Cap Growth Fund	21,009	7,214	-	280,972	222,587
T. Rowe Price Mid-Cap Value Fund	23,753	12,711	-	284,173	215,497
T. Rowe Price New Horizons Fund	10,199	5,356	-	129,252	101,229

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2030 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

The fund has three classes of shares: the Retirement 2030 Fund original share class, referred to in this report as the Investor Class, offered since September 30, 2002; Retirement 2030 Fund – Advisor Class (Advisor Class), offered since October 31, 2003; and Retirement 2030 Fund – R Class (R Class), also offered since October 31, 2003. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value the fund receives upon sale of the underlying Price funds. Further, fund management believes that no events have occurred between November 30, 2009, the date of this report, and January 22, 2010, the date of issuance of the financial statements, that require adjustment of, or disclosure in, the accompanying financial statements.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Realized gains and losses are reported on the identified cost basis. Distributions to the fund’s shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Class Accounting The Advisor Class and R Class each pay distribution, shareholder servicing, and/or administrative expenses in the form of Rule 12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average net assets during the period ended November 30, 2009. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The fund’s investments are summarized by level, based on the inputs used to determine their values. On November 30, 2009, all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the six months ended November 30, 2009, aggregated $883,146,000 and $254,016,000, respectively.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2009.

At November 30, 2009, the cost of investments for federal income tax purposes was $7,189,080,000. Net unrealized loss aggregated $249,418,000 at period-end, of which $52,662,000 related to appreciated investments and $302,080,000 related to depreciated investments.

NOTE 5 - RELATED PARTIES

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc., is the investment manager for the fund, and also serves as manager for the domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for the international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing agent, accounting, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The fund operates in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund, other than class-specific Rule 12b-1 fees, are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the expense ratio of each class reflects only its Rule 12b-1 fees. In addition, however, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At November 30, 2009, the fund held less than 25% of the outstanding shares of any underlying Price fund.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	January 22, 2010